Financial Assets and Financial Liabilities - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,747
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(419)
Net gain/(loss) on available-for-sale financial assets		$ (80)	$ (102)
Ending balance	2,332
Ending balance		2,747
Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,747	2,765
Net gain/(loss) on available-for-sale financial assets		(80)
Exchange difference on translation		62
Ending balance		2,747	$ 2,765
Effect Of Adoption Of New Standards [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,747
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(419)
Exchange difference on translation	4
Ending balance	$ 2,332	$ 2,747